Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000223737 | Options purchased
Holdings [Line Items]
Percent of Net Asset Value	105.40%
C000223737 | Time deposits
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000223737 | Options written
Holdings [Line Items]
Percent of Net Asset Value	(5.20%)
C000223737 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000238368 | Options purchased
Holdings [Line Items]
Percent of Net Asset Value	105.10%
C000238368 | Time deposits
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000238368 | Options written
Holdings [Line Items]
Percent of Net Asset Value	(5.00%)
C000238368 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
C000238369 | Options purchased
Holdings [Line Items]
Percent of Net Asset Value	102.70%
C000238369 | Time deposits
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000238369 | Options written
Holdings [Line Items]
Percent of Net Asset Value	(2.50%)
C000238369 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000218376 | Options purchased
Holdings [Line Items]
Percent of Net Asset Value	102.00%
C000218376 | Time deposits
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000218376 | Options written
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
C000218376 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000241956 | Options purchased
Holdings [Line Items]
Percent of Net Asset Value	104.80%
C000241956 | Time deposits
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000241956 | Options written
Holdings [Line Items]
Percent of Net Asset Value	(4.50%)
C000241956 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000241958 | Options purchased
Holdings [Line Items]
Percent of Net Asset Value	103.40%
C000241958 | Time deposits
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000241958 | Options written
Holdings [Line Items]
Percent of Net Asset Value	(3.40%)
C000241958 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000221038 | Options purchased
Holdings [Line Items]
Percent of Net Asset Value	103.10%
C000221038 | Time deposits
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000221038 | Options written
Holdings [Line Items]
Percent of Net Asset Value	(2.90%)
C000221038 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000241960 | Options purchased
Holdings [Line Items]
Percent of Net Asset Value	103.50%
C000241960 | Time deposits
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000241960 | Options written
Holdings [Line Items]
Percent of Net Asset Value	(3.40%)
C000241960 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000241962 | Options purchased
Holdings [Line Items]
Percent of Net Asset Value	103.80%
C000241962 | Time deposits
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000241962 | Options written
Holdings [Line Items]
Percent of Net Asset Value	(3.90%)
C000241962 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000221854 | Options purchased
Holdings [Line Items]
Percent of Net Asset Value	104.10%
C000221854 | Time deposits
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000221854 | Options written
Holdings [Line Items]
Percent of Net Asset Value	(4.10%)
C000221854 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000238366 | Options purchased
Holdings [Line Items]
Percent of Net Asset Value	104.10%
C000238366 | Time deposits
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000238366 | Options written
Holdings [Line Items]
Percent of Net Asset Value	(4.40%)
C000238366 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000238367 | Options purchased
Holdings [Line Items]
Percent of Net Asset Value	107.10%
C000238367 | Time deposits
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000238367 | Options written
Holdings [Line Items]
Percent of Net Asset Value	(7.10%)
C000238367 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
C000223738 | Options purchased
Holdings [Line Items]
Percent of Net Asset Value	109.10%
C000223738 | Time deposits
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000223738 | Options written
Holdings [Line Items]
Percent of Net Asset Value	(9.00%)
C000223738 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000238372 | Options purchased
Holdings [Line Items]
Percent of Net Asset Value	108.50%
C000238372 | Time deposits
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000238372 | Options written
Holdings [Line Items]
Percent of Net Asset Value	(8.50%)
C000238372 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
C000238373 | Options purchased
Holdings [Line Items]
Percent of Net Asset Value	104.90%
C000238373 | Time deposits
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000238373 | Options written
Holdings [Line Items]
Percent of Net Asset Value	(4.70%)
C000238373 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000218377 | Options purchased
Holdings [Line Items]
Percent of Net Asset Value	103.30%
C000218377 | Time deposits
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000218377 | Options written
Holdings [Line Items]
Percent of Net Asset Value	(3.30%)
C000218377 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000241957 | Options purchased
Holdings [Line Items]
Percent of Net Asset Value	106.90%
C000241957 | Time deposits
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000241957 | Options written
Holdings [Line Items]
Percent of Net Asset Value	(6.80%)
C000241957 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000241959 | Options purchased
Holdings [Line Items]
Percent of Net Asset Value	104.60%
C000241959 | Time deposits
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000241959 | Options written
Holdings [Line Items]
Percent of Net Asset Value	(4.60%)
C000241959 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000221039 | Options purchased
Holdings [Line Items]
Percent of Net Asset Value	103.50%
C000221039 | Time deposits
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000221039 | Options written
Holdings [Line Items]
Percent of Net Asset Value	(3.50%)
C000221039 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000241961 | Options purchased
Holdings [Line Items]
Percent of Net Asset Value	104.00%
C000241961 | Time deposits
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000241961 | Options written
Holdings [Line Items]
Percent of Net Asset Value	(3.90%)
C000241961 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000241963 | Options purchased
Holdings [Line Items]
Percent of Net Asset Value	104.00%
C000241963 | Time deposits
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000241963 | Options written
Holdings [Line Items]
Percent of Net Asset Value	(4.00%)
C000241963 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000221855 | Options purchased
Holdings [Line Items]
Percent of Net Asset Value	104.00%
C000221855 | Time deposits
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000221855 | Options written
Holdings [Line Items]
Percent of Net Asset Value	(4.00%)
C000221855 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000238370 | Options purchased
Holdings [Line Items]
Percent of Net Asset Value	104.10%
C000238370 | Time deposits
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000238370 | Options written
Holdings [Line Items]
Percent of Net Asset Value	(4.40%)
C000238370 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000238371 | Options purchased
Holdings [Line Items]
Percent of Net Asset Value	111.90%
C000238371 | Time deposits
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000238371 | Options written
Holdings [Line Items]
Percent of Net Asset Value	(11.80%)
C000238371 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000248788 | Options purchased
Holdings [Line Items]
Percent of Net Asset Value	100.70%
C000248788 | Time deposits
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000248788 | Options written
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000248788 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000248789 | Options purchased
Holdings [Line Items]
Percent of Net Asset Value	100.70%
C000248789 | Time deposits
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000248789 | Options written
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000248789 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000248790 | Options purchased
Holdings [Line Items]
Percent of Net Asset Value	100.90%
C000248790 | Time deposits
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000248790 | Options written
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000248790 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000248791 | Options purchased
Holdings [Line Items]
Percent of Net Asset Value	101.30%
C000248791 | Time deposits
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000248791 | Options written
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000248791 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000248792 | Options purchased
Holdings [Line Items]
Percent of Net Asset Value	101.60%
C000248792 | Time deposits
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000248792 | Options written
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
C000248792 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000248793 | Options purchased
Holdings [Line Items]
Percent of Net Asset Value	101.80%
C000248793 | Time deposits
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000248793 | Options written
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
C000248793 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000248783 | Options purchased
Holdings [Line Items]
Percent of Net Asset Value	102.20%
C000248783 | Time deposits
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000248783 | Options written
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)
C000248783 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000248784 | Options purchased
Holdings [Line Items]
Percent of Net Asset Value	101.50%
C000248784 | Options written
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)
C000248784 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000230498 | Options purchased
Holdings [Line Items]
Percent of Net Asset Value	101.60%
C000230498 | Time deposits
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000230498 | Options written
Holdings [Line Items]
Percent of Net Asset Value	(1.90%)
C000230498 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000247811 | Options purchased
Holdings [Line Items]
Percent of Net Asset Value	101.90%
C000247811 | Time deposits
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000247811 | Options written
Holdings [Line Items]
Percent of Net Asset Value	(2.40%)
C000247811 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000247812 | Options purchased
Holdings [Line Items]
Percent of Net Asset Value	102.00%
C000247812 | Time deposits
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000247812 | Options written
Holdings [Line Items]
Percent of Net Asset Value	(2.50%)
C000247812 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000230499 | Options purchased
Holdings [Line Items]
Percent of Net Asset Value	102.40%
C000230499 | Time deposits
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000230499 | Options written
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)
C000230499 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000247813 | Options purchased
Holdings [Line Items]
Percent of Net Asset Value	102.40%
C000247813 | Time deposits
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000247813 | Options written
Holdings [Line Items]
Percent of Net Asset Value	(3.30%)
C000247813 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000247814 | Options purchased
Holdings [Line Items]
Percent of Net Asset Value	102.30%
C000247814 | Time deposits
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000247814 | Options written
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)
C000247814 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	(2.40%)
C000247817 | Options purchased
Holdings [Line Items]
Percent of Net Asset Value	100.80%
C000247817 | Time deposits
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000247817 | Options written
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000247817 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000247818 | Options purchased
Holdings [Line Items]
Percent of Net Asset Value	101.10%
C000247818 | Time deposits
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000247818 | Options written
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
C000247818 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)